Share-Based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Expenses
Schedule of share-based compensation expenses

	2025	2024
Deferred share units	$10.6	$2.6
Stock options and restricted share units	6.3	5.4
	$16.9	$8.0